Warrants (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2023 USD ($) shares	Dec. 31, 2022 shares	Jun. 30, 2023 EUR (€)	Jun. 30, 2023 USD ($)
Warrants (Details) [Line Items]
Warrant to purchase period	5 years	5 years
Shares issued	105,000
Warrant option price | $	$ 489,806
Warrant liabilities			€ 194,321	$ 194,321
Expected dividend	0.00%
Class B Ordinary Shares [Member]
Warrants (Details) [Line Items]
Shares issued		105,350
Warrants [member]
Warrants (Details) [Line Items]
Expected dividend	0.00%